UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-42

DWS Portfolio Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 01/31

Date of reporting period: 10/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2007 (Unaudited)

DWS Core Plus Income Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 24.0%
Consumer Discretionary 1.3%
AutoNation, Inc., 7.0%, 4/15/2014	148,000	143,190
Avis Budget Car Rental LLC, 7.625%, 5/15/2014	373,000	369,270
Caesars Entertainment, Inc.:
7.875%, 3/15/2010	805,000	833,175
8.125%, 5/15/2011	535,000	543,025
Comcast Cable Holdings LLC:
9.875%, 6/15/2022	475,000	638,340
10.125%, 4/15/2022	675,000	919,833
Dex Media East LLC/Financial, 12.125%, 11/15/2012	440,000	468,050
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	223,000	221,885

INVISTA, 144A, 9.25%, 5/1/2012	1,044,000	1,101,420
Quebecor Media, Inc., 144A, 7.75%, 3/15/2016	187,000	180,455
Station Casinos, Inc., 6.5%, 2/1/2014	866,000	723,110
TCI Communications, Inc., 8.75%, 8/1/2015	402,000	471,479
Time Warner, Inc., 7.625%, 4/15/2031	365,000	406,107
Valassis Communications, Inc., 8.25%, 3/1/2015	404,000	340,370
Viacom, Inc., 5.75%, 4/30/2011	1,598,000	1,613,422

		8,973,131
Consumer Staples 1.0%
Constellation Brands, Inc.:
7.25%, 9/1/2016	466,000	469,495
144A, 7.25%, 5/15/2017	519,000	517,702
CVS Caremark Corp.:
6.25%, 6/1/2027	1,027,000	1,021,204
6.302%, 6/1/2037	3,289,000	3,205,005
Dean Foods Co., 7.0%, 6/1/2016	603,000	563,805
Miller Brewing Co., 144A, 5.5%, 8/15/2013	925,000	922,487

		6,699,698
Energy 1.6%
Allis-Chalmers Energy, Inc., 8.5%, 3/1/2017	515,000	503,413
Basic Energy Services, Inc., 7.125%, 4/15/2016	338,000	325,325
Canadian Natural Resources Ltd., 6.5%, 2/15/2037	1,155,000	1,182,743
Dynegy Holdings, Inc., 144A, 7.5%, 6/1/2015	903,000	862,365
Enbridge Energy Partners LP, 8.05%, 10/1/2037	177,000	179,762
Enterprise Products Operating LP, 8.375%, 8/1/2066	1,154,000	1,201,249
Forest Oil Corp., 144A, 7.25%, 6/15/2019	198,000	198,000
GAZ Capital (Gazprom), 144A, 6.212%, 11/22/2016	112,000	110,432
Petroleos de Venezuela SA, Series REG S, 5.375%, 4/12/2027	280,000	180,740
Southern Union Co., 7.2%, 11/1/2066	552,000	551,014
Tesoro Corp., 6.625%, 11/1/2015	726,000	720,555
TransCanada PipeLines Ltd., 6.35%, 5/15/2067	2,107,000	2,038,525
Valero Energy Corp., 6.625%, 6/15/2037	1,745,000	1,796,676
Williams Partners LP, 7.25%, 2/1/2017	605,000	623,906

		10,474,705
Financials 12.5%
AES El Salvador Trust, 144A, 6.75%, 2/1/2016	1,700,000	1,696,260
American Express Centurion Bank, 5.55%, 10/17/2012	2,330,000	2,352,519
American General Finance Corp., Series J, 5.625%, 8/17/2011	5,335,000	5,346,924
Arch Western Finance LLC, 6.75%, 7/1/2013	642,000	625,950
Axa SA, 144A, 6.379%, 12/14/2049	1,085,000	988,170
Banco Mercantil del Norte SA, Series A, 144A, 6.135%, 10/13/2016	780,000	781,092
Banque Centrale de Tunisie, 8.25%, 9/19/2027	280,000	346,612
BB&T Capital Trust IV, 6.82%, 6/12/2057	2,645,000	2,576,595
Catlin Insurance Co., Ltd., 144A, 7.249%, 12/1/2049	654,000	617,124
ComEd Financing III, 6.35%, 3/15/2033	753,000	642,680
Corp. Andina de Fomento:
5.75%, 1/12/2017	980,000	964,894
6.875%, 3/15/2012	355,000	376,884
Discover Financial Services, 144A, 6.234% *, 6/11/2010	1,715,000	1,667,105
Dresdner Funding Trust I, 144A, 8.151%, 6/30/2031	2,535,000	2,773,483
EDP Finance BV, 144A, 5.375%, 11/2/2012 (c)	2,485,000	2,469,235
Erac USA Finance Co.:
144A, 5.8%, 10/15/2012	995,000	998,178
144A, 7.0%, 10/15/2037	2,150,000	2,115,727

144A, 8.0%, 1/15/2011		2,896,000	3,110,052
ESI Tractebel Acquisition Corp., Series B, 7.99%, 12/30/2011		381,000	389,692
FBL Financial Group, Inc., 5.875%, 3/15/2017		1,400,000	1,346,936
Ford Motor Credit Co., LLC:
7.8%, 6/1/2012		193,000	181,338
7.993% *, 1/13/2012		450,000	416,599
FPL Group Capital, Inc.:
6.65%, 6/15/2067		920,000	910,990
Series D, 7.3%, 9/1/2067		125,000	130,601
Glen Meadow Pass-Through Trust, 144A, 6.505%, 2/12/2067		1,880,000	1,807,056
GMAC LLC:
6.625%, 5/15/2012		1,253,000	1,124,857
8.0%, 11/1/2031		139,000	128,480
Goldman Sachs Capital II, 5.793%, 12/29/2049		2,080,000	1,939,831
GTL Trade Finance, Inc., 144A, 7.25%, 10/20/2017		525,000	531,687
ICICI Bank Ltd., 144A, 6.375%, 4/30/2022		1,295,000	1,199,078
JPMorgan Chase Capital XXII, Series V, 6.45%, 2/2/2037		194,000	179,468
Kazakhstan Temir Zholy, 7.0%, 5/11/2016		800,000	785,384
Mangrove Bay Pass-Through Trust, 144A, 6.102%, 7/15/2033		680,000	634,712
MUFG Capital Finance 1 Ltd., 6.346%, 7/29/2049		4,450,000	4,242,821
Nuveen Investments, Inc., 144A, 10.5%, 11/15/2015 (c)		305,000	307,042
Oil Insurance Ltd., 144A, 7.558%, 12/29/2049		1,425,000	1,464,786
PartnerRe Finance II, 6.44%, 12/1/2066		1,838,000	1,709,123
Pennsylvania Mutual Life Insurance Co., 144A, 6.65%, 6/15/2034		1,848,000	1,894,616
Red Arrow International Leasing, "A", 8.375%, 6/30/2012	RUB	12,384,409	508,742
Royal Bank of Scotland Group PLC, Series U, 7.64%, 3/31/2049		2,100,000	2,176,675
Santander Perpetual SA Unipersonal, 144A, 6.671%, 10/29/2049		1,300,000	1,294,522
SPI Electricity & Gas Australia Holdings Property Ltd., 144A, 6.15%, 11/15/2013		2,025,000	2,063,769
Standard Chartered PLC, 144A, 7.014%, 12/30/2049		1,700,000	1,701,071
Stoneheath Re, 6.868%, 12/29/2049		2,905,000	2,890,475
SunTrust Preferred Capital I, 5.853%, 12/15/2011		1,472,000	1,445,163
The Goldman Sachs Group, Inc., 5.95%, 1/15/2027		4,305,000	4,002,440
The Travelers Companies, Inc., 6.25%, 3/15/2037		660,000	640,904
TNK-BP Finance SA:
144A, 7.5%, 3/13/2013		1,090,000	1,090,000
144A, 7.875%, 3/13/2018		965,000	954,144
Transatlantic Holdings, Inc., 5.75%, 12/14/2015		479,000	483,599
UDR , Inc., Series E, (REIT), 3.9%, 3/15/2010		770,000	753,715
Wachovia Capital Trust III, 5.8%, 3/15/2042		235,000	233,133
Washington Mutual Preferred Funding III, 144A, 6.895%, 12/31/2049		1,800,000	1,368,000
Wells Fargo & Co., 5.25%, 10/23/2012		2,005,000	2,008,928
Woori Bank, 144A, 6.208%, 5/2/2037 (b)		3,485,000	3,248,647
XL Capital Ltd., Series E, 6.5%, 12/31/2049		2,581,000	2,397,052
ZFS Finance USA Trust V, 144A, 6.5%, 5/9/2037		2,000,000	1,924,806

			82,960,366
Health Care 0.1%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017		202,000	190,385
Community Health Systems, Inc., 144A, 8.875%, 7/15/2015		736,000	745,200

			935,585
Industrials 0.4%
Alpha Natural Resources LLC, 10.0%, 6/1/2012		129,000	137,385
Grant Prideco, Inc., Series B, 6.125%, 8/15/2015		462,000	464,310
Iron Mountain, Inc., 8.625%, 4/1/2013		205,000	208,588
Kansas City Southern de Mexico SA de CV:
7.625%, 12/1/2013		259,000	264,180

9.375%, 5/1/2012		892,000	945,520
SemGroup LP, 144A, 8.75%, 11/15/2015		411,000	394,560
TransDigm, Inc., 7.75%, 7/15/2014		70,000	71,225

			2,485,768
Information Technology 0.6%
Broadridge Financial Solutions, Inc., 6.125%, 6/1/2017		1,548,000	1,481,616
Seagate Technology HDD Holdings, 6.375%, 10/1/2011		377,000	374,173
Tyco Electronics Group SA, 144A, 6.0%, 10/1/2012		2,185,000	2,209,594

			4,065,383
Materials 1.1%
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015		2,682,000	2,634,923
Domtar, Inc., 5.375%, 12/1/2013		551,000	501,410
Equistar Chemical Funding LP, 10.125%, 9/1/2008		53,000	54,723
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017		27,000	29,565
Georgia-Pacific Corp., 8.125%, 5/15/2011		1,042,000	1,062,840
Huntsman International LLC, 7.375%, 1/1/2015		302,000	319,365
Lyondell Chemical Co.:
8.0%, 9/15/2014		201,000	222,608
10.5%, 6/1/2013		160,000	172,400
Momentive Performance Materials, Inc., 144A, 9.75%, 12/1/2014		718,000	700,050
Pliant Corp., 11.625%, 6/15/2009 (PIK)		5	5
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012		265,000	260,241
Smurfit-Stone Container Enterprises, Inc., 8.0%, 3/15/2017		345,000	342,844
Steel Dynamics, Inc., 144A, 7.375%, 11/1/2012		503,000	503,000
The Mosaic Co., 144A, 7.375%, 12/1/2014		489,000	517,117
Westlake Chemical Corp., 6.625%, 1/15/2016		112,000	107,240

			7,428,331
Telecommunication Services 0.7%
Axtel SAB de CV, 144A, 7.625%, 2/1/2017		245,000	247,450
Citizens Communications Co., 9.0%, 8/15/2031		257,000	264,389
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015		792,000	799,920
Nordic Telephone Company Holding ApS, 144A, 9.752% *, 5/1/2016	EUR	445,000	657,496
Qwest Corp., 7.625%, 6/15/2015		1,480,000	1,557,700
SK Telecom Co., Ltd., 144A, 6.625%, 7/20/2027		800,000	828,281
Telecom Italia Capital, 6.2%, 7/18/2011		320,000	329,407

			4,684,643
Utilities 4.7%
AES Corp.:
144A, 8.0%, 10/15/2017		235,000	237,056
144A, 8.75%, 5/15/2013		250,000	264,375
9.5%, 6/1/2009		293,000	304,720
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		1,187,000	1,287,895
Arizona Public Service Co., 6.875%, 8/1/2036		1,320,000	1,364,918
Baltimore Gas & Electric Co., 6.35%, 10/1/2036		440,000	436,627
CMS Energy Corp., 8.5%, 4/15/2011		135,000	144,753
Commonwealth Edison Co.:
Series 98, 6.15%, 3/15/2012		1,665,000	1,715,288
6.95%, 7/15/2018		1,030,000	1,081,500
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066		1,075,000	1,070,817
7.5%, 6/30/2066		3,055,000	3,140,717
Edison Mission Energy:
144A, 7.0%, 5/15/2017		177,000	173,018

7.5%, 6/15/2013	898,000	910,347
Energy East Corp.:
6.75%, 6/15/2012	2,505,000	2,624,386
6.75%, 9/15/2033	300,000	308,994
6.75%, 7/15/2036	1,155,000	1,190,963
FPL Energy National Wind, 144A, 5.608%, 3/10/2024	1,754,209	1,717,177
Integrys Energy Group, Inc., 6.11%, 12/1/2066	1,810,000	1,712,428
Intergen NV, 144A, 9.0%, 6/30/2017	445,000	470,588
Mirant Mid Atlantic LLC, Series A, 8.625%, 6/30/2012	364,678	379,417
NRG Energy, Inc.:
7.375%, 2/1/2016	435,000	433,913
7.375%, 1/15/2017	740,000	736,300
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	2,615,000	2,523,263
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	325,000	346,114
Regency Energy Partners LP, 8.375%, 12/15/2013	487,000	512,567
Reliant Energy, Inc., 6.75%, 12/15/2014	115,000	117,013
Sierra Pacific Power Co., Series P, 6.75%, 7/1/2037	1,690,000	1,766,109
TXU Corp., 7.48%, 1/1/2017	1,220,946	1,134,259
Wisconsin Energy Corp., Series A, 6.25%, 5/15/2067	3,050,000	2,929,763

		31,035,285

Total Corporate Bonds (Cost $163,313,333)		159,742,895
Asset Backed 2.1%
Home Equity Loans
Bayview Financial Acquisition Trust, "1A1", Series 2006-C, 6.035%, 11/28/2036	3,652,617	3,645,769
Countrywide Asset-Backed Certificates:
"2A3", Series 2005-12, 5.069%, 2/25/2036	3,145,000	3,109,702
"A6", Series 2006-S6, 5.657%, 3/25/2034	3,120,000	2,918,537
Master Asset Backed Securities Trust, "A1B", Series 2005-AB1, 5.143%, 11/25/2035	731,904	728,124
Renaissance Home Equity Loan Trust, "AF3", Series 2005-2, 4.499%, 8/25/2035	1,360,000	1,347,997
Residential Asset Mortgage Products, Inc., "AI5", Series 2002-RS3, 5.572%, 6/25/2032	2,124,977	2,102,480

Total Asset Backed (Cost $14,108,218)		13,852,609
Commercial and Non-Agency Mortgage-Backed Securities 32.4%
Adjustable Rate Mortgage Trust, "1A4", Series 2006-2, 5.761% *, 5/25/2036	3,190,000	3,191,601
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2005-5, 5.115%, 10/10/2045	1,060,000	1,029,807
"A2", Series 2007-2, 5.634%, 4/10/2049	2,270,000	2,287,614
"A2", Series 2007-3, 5.838% *, 6/10/2049	1,830,000	1,850,912
Banc of America Funding Corp., "2A1", Series 2006-E, 5.828% *, 6/20/2036	2,947,123	2,967,820
Bank of America Commercial Mortgage Pass-Through Certificates, "H", 144A, 5.84%, 6/10/2049	1,875,000	1,467,439
Bear Stearns Adjustable Rate Mortgage Trust:
"A1", Series 2006-1, 4.625% *, 2/25/2036	7,261,110	7,140,899
"2A1", Series 2006-4, 5.805% *, 10/25/2036	2,533,756	2,552,619
Bear Stearns Commercial Mortgage Securities:
"A2", Series 2007-PW16, 5.85% *, 6/11/2040	5,150,000	5,210,809
"AAB", Series 2007-PW16, 5.902% *, 6/11/2040	3,725,000	3,747,585
Chase Mortgage Finance Corp.:
"3A1", Series 2005-A1, 5.277% *, 12/25/2035	5,018,926	5,004,301
"A10", Series 2007-S1, 6.0%, 2/25/2037	5,085,000	5,121,295
Citicorp Mortgage Securities, Inc., "1A1", Series 2004-8, 5.5%, 10/25/2034	2,213,998	2,213,080
Citigroup Mortgage Loan Trust, Inc.:
"2A1", Series 2006-AR1, 4.7% *, 3/25/2036	4,335,661	4,301,603
"1A1", Series 2006-AR1, 4.9% *, 10/25/2035	1,418,535	1,411,547

"1A2", Series 2006-AR2, 5.536% *, 3/25/2036	2,553,268	2,562,326
"2A1A", Series 2007-AR8, 5.926% *, 7/25/2037	4,423,536	4,455,056
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	2,805,252	2,871,001
Countrywide Alternative Loan Trust:
"1A5", Series 2003-J1, 5.25%, 10/25/2033	1,632,597	1,626,295
"1A15", Series 2005-J10, 5.5%, 10/25/2035	3,159,628	3,144,894
"1A1", Series 2004-J1, 6.0%, 2/25/2034	285,528	281,156
"7A1", Series 2004-J2, 6.0%, 12/25/2033	797,680	799,425
Credit Suisse Mortgage Capital Certificates, Inc., "3A1", Series 2006-9, 6.0%, 11/25/2036	4,715,776	4,643,568
First Horizon Mortgage Pass-Through Trust, "1A1", Series 2007-AR1, 5.861% *, 5/25/2037	3,343,893	3,362,431
GE Capital Commercial Mortgage Corp.:
"A2", Series 2007-C1, 5.417%, 12/10/2049	1,635,000	1,633,201
"AJ", Series 2007-C1, 5.677%, 12/10/2049	4,060,000	3,929,772
GMAC Mortgage Corp. Loan Trust:
"4A1", Series 2005-AR6, 5.46% *, 11/19/2035	2,844,795	2,811,002
"A1", Series 2006-J1, 5.75%, 4/25/2036	5,942,808	5,958,759
GS Mortgage Securities Corp. II:
"A2", Series 2006-GG8, 5.479%, 11/10/2039	3,440,000	3,456,023
"A2", Series 2007-GG10, 5.778%, 8/10/2045	5,080,000	5,145,193
"C", Series 1998-C1, 6.91%, 10/18/2030	3,255,000	3,289,176
GSR Mortgage Loan Trust:
"2A4", Series 2006-AR1, 5.18% *, 1/25/2036	5,145,000	5,132,521
"2A1", Series 2007-AR1, 6.007% *, 3/25/2037	1,795,519	1,813,995
IndyMac Inda Mortgage Loan Trust, "1A1", Series 2007-AR3, 5.964% *, 7/25/2037	5,226,717	5,256,278
IndyMac Index Mortgage Loan Trust, "3A1", Series 2006-AR33, 5.782% *, 1/25/2037	1,596,087	1,601,059
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2006-LDP6, 5.475%, 4/15/2043	3,510,000	3,477,271
"ASB", Series 2007-LD12, 5.833%, 2/15/2051	3,700,000	3,730,134
"ASB", Series 2007-CB19, 5.92% *, 2/12/2049	3,090,000	3,111,681
"H", Series 2007-LD11, 144A, 6.007% *, 6/15/2049	2,910,000	2,309,343
"K", Series 2007-LD11, 144A, 6.007% *, 6/15/2049	3,380,000	2,344,506
JPMorgan Mortgage Trust:
"6A1", Series 2007-A1, 4.78% *, 7/25/2035	5,118,986	5,051,926
"2A4", Series 2006-A2, 5.753% *, 4/25/2036	4,085,000	4,077,614
Master Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020	6,023,065	5,962,842
"5A1", Series 2005-2, 6.5%, 12/25/2034	761,243	772,900
Master Asset Securitization Trust, "2A7", Series 2003-9, 5.5%, 10/25/2033	2,621,110	2,559,679
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	465,000	455,920
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.83% *, 6/12/2050	1,810,000	1,835,683
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-5, 5.362%, 8/12/2048	3,075,000	3,017,659
Morgan Stanley Capital I, "AAB", Series 2007-IQ14, 5.654%, 4/15/2049	3,465,000	3,456,154
Residential Accredit Loans, Inc., "CB", Series 2004-QS2, 5.75%, 2/25/2034	3,359,228	3,303,592
Sequoia Mortgage Trust, "2A1", Series 2007-1, 5.826% *, 2/20/2047	4,593,238	4,612,459
Structured Adjustable Rate Mortgage Loan Trust:
"1A4", Series 2005-22, 5.25% *, 12/25/2035	3,410,000	3,410,404
"2A1", Series 2006-1, 5.62% *, 2/25/2036	2,668,792	2,658,128
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	836,140	788,846
Wachovia Bank Commercial Mortgage Trust:
"A2", Series 2007-C31, 5.421%, 4/15/2047	3,390,000	3,382,237
"ABP", Series 2007-C32, 5.741% *, 6/15/2049	2,245,000	2,254,473
Wachovia Mortgage Loan Trust LLC, "3A1", Series 2005-B, 5.157% *, 10/20/2035	5,247,943	5,187,644
Washington Mutual Mortgage Pass-Through Certificates Trust:
"1A1", Series 2006-AR18, 5.348% *, 1/25/2037	3,908,125	3,883,088

"4A1", Series 2007-HY3, 5.349% *, 3/25/2037		3,027,429	3,010,912
"1A1", Series 2007-HY4, 5.559% *, 4/25/2037		4,835,396	4,825,447
Wells Fargo Mortgage Backed Securities Trust:
"B1", Series 2005-AR12, 4.326% *, 7/25/2035		3,483,779	3,400,470
"2A5", Series 2006-AR2, 5.101% *, 3/25/2036		9,592,925	9,525,251
"A1", Series 2006-3, 5.5%, 3/25/2036		2,958,818	2,951,286
"2A5", Series 2006-AR1, 5.554% *, 3/25/2036		3,340,000	3,246,235
"1A3", Series 2006-6, 5.75%, 5/25/2036		3,058,815	3,067,527

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $216,994,528)			214,943,373
Collateralized Mortgage Obligations 11.1%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044		2,288,471	2,327,546
Federal Home Loan Mortgage Corp.:
"JG", Series 2937, 5.0%, 8/15/2033		7,240,000	6,967,709
"OG", Series 2889, 5.0%, 5/15/2033		7,102,000	6,847,668
"PB", Series 2893, 5.0%, 12/15/2027		3,800,000	3,792,663
"PD", Series 2844, 5.0%, 12/15/2032		5,420,000	5,242,032
"PE", Series 2898, 5.0%, 5/15/2033		3,440,000	3,320,936
"PG", Series 2734, 5.0%, 7/15/2032		6,738,000	6,525,278
"QE", Series 2991, 5.0%, 8/15/2034		5,609,000	5,401,511
"UE", Series 2764, 5.0%, 10/15/2032		6,133,000	5,949,566
"UE", Series 2911, 5.0%, 6/15/2033		3,585,000	3,456,848
"PE", Series 2522, 5.5%, 3/15/2022		11,050,000	11,046,230
Federal National Mortgage Association:
"C", Series 2002-M2, 4.717%, 8/25/2012		8,398,448	8,353,442
"PG", Series 2002-3, 5.5%, 2/25/2017		3,750,000	3,759,674
"ZQ", Series G92-9, 7.0%, 12/25/2021		484,504	487,917

Total Collateralized Mortgage Obligations (Cost $73,973,050)			73,479,020
Mortgage Backed Securities Pass-Throughs 9.6%
Federal National Mortgage Association:
4.5%, with various maturities from 5/1/2019 until 8/1/2033		12,667,823	12,067,451
5.0%, with various maturities from 8/1/2020 until 3/1/2034		9,514,074	9,194,556
5.5%, with various maturities from 12/1/2024 until 7/1/2037		25,376,053	25,046,526
6.0%, 9/1/2036		3,591,986	3,619,487
6.5%, with various maturities from 9/1/2016 until 4/1/2037		12,785,632	13,093,610
8.0%, 9/1/2015		515,130	546,808

Total Mortgage Backed Securities Pass-Throughs (Cost $63,611,225)			63,568,438
Government & Agency Obligations 16.4%
Sovereign Bonds 2.9%
Aries Vermogensverwaltung GmbH, Series B, REG S, 7.75%, 10/25/2009	EUR	250,000	382,960
Dominican Republic, Series REG S, 8.625%, 4/20/2027		110,000	127,600
Government of Indonesia:
Series FR-23, 11.0%, 12/15/2012	IDR	400,000,000	47,968
Series FR-26, 11.0%, 10/15/2014	IDR	2,696,000,000	326,238
Series FR-33, 12.5%, 3/15/2013	IDR	2,000,000,000	254,072
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009	MYR	2,650,000	802,853
Government of Ukraine:
Series REG S, 6.385%, 6/26/2012		560,000	567,000
Series REG S, 6.58%, 11/21/2016		850,000	862,750
Islamic Republic of Pakistan, Series REG S, 6.875%, 6/1/2017		800,000	716,000
Mexican Bonds, Series M-20, 8.0%, 12/7/2023	MXN	7,200,000	680,666
Nota do Tesouro Nacional, 10.0%, 1/1/2017	BRL	2,590,000	1,338,123
Republic of Argentina, Series X, 7.0%, 4/17/2017		1,890,000	1,596,263

Republic of Colombia, 7.375%, 9/18/2037		500,000	571,000
Republic of Egypt:
Series REG S, 8.75%, 7/18/2012	EGP	3,000,000	560,036
9.1%, 7/12/2010	EGP	1,350,000	255,637
9.1%, 9/20/2012	EGP	850,000	159,386
9.35%, 8/16/2010	EGP	300,000	56,721
Republic of El Salvador, Series REG S, 7.65%, 6/15/2035		350,000	406,000
Republic of Ghana, Series REG S, 8.5%, 10/4/2017		660,000	677,820
Republic of Panama:
6.7%, 1/26/2036		630,000	661,500
7.125%, 1/29/2026		830,000	915,075
7.25%, 3/15/2015		300,000	328,500
Republic of Peru, 8.2%, 8/12/2026	PEN	2,660,000	1,067,440
Republic of Philippines, 8.25%, 1/15/2014		655,000	737,661
Republic of Serbia, Series REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024		190,000	181,450
Republic of Turkey:
6.875%, 3/17/2036		190,000	188,347
Series CPI, 10.0%, 2/15/2012	TRY	1,070,000	977,693
16.0%, 3/7/2012	TRY	1,450,000	1,272,108
Republic of Uruguay:
7.875%, 1/15/2033 (PIK)		130,000	147,550
8.0%, 11/18/2022		450,000	513,000
Republic of Venezuela:
7.65%, 4/21/2025		440,000	416,900
9.25%, 9/15/2027		685,000	750,760
Russian Federation, Series REG S, 7.5%, 3/31/2030		180,000	202,752
State of Qatar, Series REG S, 9.75%, 6/15/2030		410,000	613,975

			19,363,804
US Treasury Obligations 13.5%
US Treasury Bonds:
4.75%, 2/15/2037		2,250,000	2,248,769
5.0%, 5/15/2037 (b)		4,121,000	4,284,876
6.0%, 2/15/2026 (b)		10,022,000	11,475,190
6.875%, 8/15/2025		970,000	1,208,636
8.125%, 8/15/2019		3,690,000	4,838,800
US Treasury Inflation Indexed Note, 2.0%, 1/15/2014		16,855,454	16,842,290
US Treasury Notes:
3.875%, 10/31/2012		10,139,000	10,009,099
4.125%, 8/31/2012 (b)		2,867,000	2,864,087
4.25%, 9/30/2012 (b)		27,643,000	27,759,626
4.25%, 11/15/2014		100,000	99,648
4.5%, 4/30/2012		580,000	588,700
4.5%, 5/15/2017 (b)		7,399,000	7,420,390

			89,640,111

Total Government & Agency Obligations (Cost $108,428,061)			109,003,915
Loan Participations 0.0%
Export-Import Bank of Ukraine, 7.65%, 9/7/2011		120,000	122,672
Gazprombank, 7.25%, 2/22/2010	RUB	2,400,000	97,130

Total Loan Participations (Cost $215,524)			219,802
Municipal Bonds and Notes 2.3%
Detroit, MI, Capital Improvement, Series A-1, 4.96%, 4/1/2020 (d)		3,325,000	3,137,669
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013		3,555,000	3,528,551

La Quinta, CA, Redevelopment Agency Tax Allocation, Redevelopment Project Area No. 1, 6.24%, 9/1/2023 (d)			390,000	404,492
Union City, CA, Taxable Pension Obligation, 5.36%, 7/1/2014 (d)			3,620,000	3,643,494
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (d)			3,600,000	3,607,668
Washington, State Economic Development Finance Authority Revenue, CSC Tacoma LLC Project, Series A, 3.8%, 10/1/2011 (d)			1,335,000	1,276,180

Total Municipal Bonds and Notes (Cost $15,706,183)				15,598,054
			Shares	Value ($)

	Preferred Stocks 0.2%
Arch Capital Group Ltd., 8.0%			13,089	328,043
Delphi Financial Group, Inc., 7.376%			56,600	1,239,897
Ford Motor Credit Co., LLC, 7.375%			3,500	68,425

Total Preferred Stocks (Cost $1,822,567)				1,636,365
	Securities Lending Collateral 9.2%
Daily Assets Fund Institutional, 5.26% (e) (f) (Cost $61,171,254)			61,171,254	61,171,254
	Cash Equivalents 1.8%
Cash Management QP Trust, 5.06% (e) (Cost $11,621,057)			11,621,057	11,621,057
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $730,965,000)			109.1	724,836,782
Other Assets and Liabilities, Net (b)			(9.1)	(60,604,100)

Net Assets			100.0	664,232,682

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2007.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)

All or a portion of these securities were on loan amounting to $48,516,840. In addition, included in other assets and liabilities, net is a pending sale, amounting to $11,036,668, that is also on loan. The value of all securities loaned at October 31, 2007 amounted to $59,553,508 which is 9.0% of net assets.

(c)	Delayed Delivery.
(d)	Bond is insured by one of these companies:
	Insurance Coverage	As a % of Total Investment Portfolio
	Ambac Financial Group, Inc.	0.5
	Financial Security Assurance, Inc.	0.5
	MBIA Corp.	0.7
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust

As of October 31, 2007, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
USD	864,513	AUD	974,000	1/25/2008	38,035
USD	4,384,381	CHF	5,100,000	1/25/2008	42,055
EUR	1,174,278	CHF	1,958,000	1/25/2008	40,856
USD	883,131	JPY	101,780,000	1/25/2008	7,940
USD	919,888	JPY	105,272,000	1/25/2008	1,756
EUR	618,545	JPY	101,370,000	1/25/2008	23,067
NZD	1,173,000	JPY	96,828,687	1/25/2008	2,759
USD	1,017,221	RUB	25,517,000	1/25/2008	14,271
USD	931,818	SGD	1,356,000	1/25/2008	10,793
USD	658,037	ZAR	4,575,000	1/25/2008	35,700
USD	1,934,438	CNY	13,779,000	7/16/2008	10,408
USD	723,431	CNY	5,153,000	7/16/2008	3,892
Total unrealized appreciation					231,532

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
EUR	455,100	USD	645,254	12/20/2007	(14,428)
AUD	978,000	USD	857,070	1/25/2008	(49,184)
CAD	3,399,000	USD	3,489,769	1/25/2008	(109,443)
EUR	1,174,278	CHF	1,958,000	1/25/2008	(44,146)
EUR	618,545	JPY	101,370,000	1/25/2008	(32,470)
EUR	1,145,000	USD	1,636,348	1/25/2008	(23,893)
EUR	210,000	USD	300,628	1/25/2008	(3,871)
GBP	1,308,000	USD	2,668,987	1/25/2008	(42,900)
NZD	1,164,000	USD	868,152	1/25/2008	(21,450)
NZD	1,173,000	JPY	96,828,687	1/25/2008	(51,515)
SGD	1,356,000	USD	930,745	1/25/2008	(11,866)
TRY	1,711,000	USD	1,378,060	1/25/2008	(49,911)
USD	304,000	UAH	1,520,000	1/25/2008	(5,204)
Total unrealized depreciation					(460,281)

Currency Abbreviations
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	PEN	Peruvian Nouveaur Sol
CNY	Yuan Renminbi	RUB	Russian Ruble
EGP	Egyptian Pound	SGD	Singapore Dollar
EUR	Euro	TRY	Turkish Lira
GBP	Great British Pound	UAH	Ukraine Hryvna

IDR	Indonesian Rupiah	USD	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgage or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        December 14, 2007